Other Comprehensive Income	6 Months Ended
Jun. 30, 2011
Other Comprehensive Income
Other Comprehensive Income

11.          Other Comprehensive Income

The Company had Other comprehensive income of $12.1 million and $7.3 million for the three months ended June 30, 2011 and 2010, respectively. The Company had Other comprehensive income of $15.1 million and $24.8 million for the six months ended June 30, 2011 and 2010, respectively.